STOCK-BASED COMPENSATION EIP Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands		4 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2017
DuPont Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				1.60%	2.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				19.80%	23.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.40%	2.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				6 years 1 month 6 days	6 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			5,024	5,661
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[1]		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			(526)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			(111)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			4,323
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 69.71	$ 67.60
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	[1]		0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			47.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			65.51
Share-based Compensation Arrangements by Share-based Payment Award, Options, Other Share Increase (Decrease) in Period, Weighted Average Exercise Price			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 69.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			4 years 3 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 7,101,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			$ 7,052,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			3 years 11 months 8 days
Share-based Payment Arrangement, Option [Member] | DuPont Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 15.69	$ 15.46
Share-based Payment Arrangement, Option [Member] | Grants Between 2010 and 2015 [Member] | DuPont Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		7 years
Share-based Payment Arrangement, Option [Member] | Grants Between 2016 and 2017 [Member] [Member] | DuPont Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years
Dow And DuPont Merger | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Conversion Ratio						$ 1.282

[1]	Weighted-average per share.